   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 6, 2007


                                                              File No. 033-91476
                                                              File No. 811-09032

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                         POST-EFFECTIVE AMENDMENT NO. 21                     [X]


                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]

                                AMENDMENT NO. 22                             [X]


                           STI CLASSIC VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (888) 784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

     It is proposed that this filing become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  On [date] pursuant to paragraph (b)


[X]  60 days after filing pursuant to paragraph (a)(1)


[ ]  On [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)


[ ]  On [date] pursuant to paragraph (a) of Rule 485

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST

                          LARGE CAP GROWTH STOCK FUND


                     (FORMERLY, CAPITAL APPRECIATION FUND)


                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Growth Stock Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGERS

 7               PURCHASING AND SELLING FUND SHARES

 9               MARKET TIMING POLICIES AND PROCEDURES

 10              DIVIDENDS AND DISTRIBUTIONS

 10              TAXES

 11              FINANCIAL HIGHLIGHTS

 14              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP GROWTH STOCK FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Adviser will seek out companies it believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends.


In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located outside the United States.


Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.


Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     LARGE CAP GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     36.54%
1998                     28.97%
1999                      8.73%
2000                      3.07%
2001                     -5.34%
2002                    -21.89%
2003                     18.45%
2004                      6.75%
2005                     -0.90%
2006                     10.83%


      BEST QUARTER               WORST QUARTER
         22.64%                     -14.76
        12/31/98                    9/30/01


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Russell 1000(R) Growth Index.



                          1 YEAR   5 YEARS   10 YEARS
Capital Appreciation
Fund                      10.83%    1.64%      7.32%
Russell 1000(R) Growth
Index(1,2)                     %        %          %
S&P 500(R) Index(1,2)     15.79%    6.19%      8.42%



(1) Reflects no deductions for fees or expenses.



(2) The Fund's benchmark changed from the S&P 500(R) Index to the Russell 1000(R) Growth Index to better reflect the Fund's investment style.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP GROWTH STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   0.97 %
Other Expenses                                                             0.31 %
                                                                           ------
Total Annual Fund Operating Expenses                                       1.28 %
                                                                           ------
Fee Waivers and Expense Reimbursements*                                   (0.23)%
                                                                           ------
Net Expenses                                                               1.05 %
                                                                           ------


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 1.05%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


         1 YEAR    3 YEARS    5 YEARS    10 YEARS
          $107      $384       $681       $1,528


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.81%.


Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None -- Full Fee
Next $500 million         5%
Over $1 billion           10%

The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

                                                              PORTFOLIO MANAGERS




                                                                   PROSPECTUS  7

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS


Mr. Robert J. Rhodes, CFA, and Ms. Elizabeth G. Pola, CFA, are primarily responsible for the day-to-day management of the Fund.


Mr. Rhodes joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He managed the Fund from June 2000 to December 2005 and co-managed the Fund since December 2005. He has more than 34 years of investment experience.

Ms. Pola joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research at Trusco since February 2000. She has co-managed the Fund since December 2005. She has more than 25 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early-such as on days in advance of certain holidays-the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its

PORTFOLIO MANAGERS




           8  PROSPECTUS

liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                                   PROSPECTUS  9

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [                            ], whose report along with the
Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

          12  PROSPECTUS

 FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                 Net Realized                              Distributions
                                       Net Asset      Net            and                      Dividends        from
                                        Value,     Investment     Unrealized       Total       from Net      Realized
                                       Beginning     Income     Gains (Losses)      From      Investment      Capital
                                        of Year      (Loss)     on Investments   Operations     Income         Gains
                                       ---------   ----------   --------------   ----------   ----------   -------------
LARGE CAP GROWTH
STOCK FUND
                                 2006
                                 2005
                                 2004
                                 2003
                                 2002

                                                                                                        Ratio of
                                      Total       Net Asset             Net Assets,     Ratio of     Net Investment
                                    Dividends       Value,                End of      Net Expenses   Income (Loss)
                                       and          End of     Total       Year        to Average      to Average
                                  Distributions      Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ----------   ------   -----------   ------------   --------------
LARGE CAP GROWTH
STOCK FUND

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
LARGE CAP GROWTH
STOCK FUND


(a)  Per share data calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                           NOTES



                                                                PROSPECTUS  13

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          14  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                           INVESTMENT GRADE BOND FUND

                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Investment Grade Bond Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 7               MORE INFORMATION ABOUT FUND INVESTMENTS

 8               INVESTMENT ADVISER

 8               PORTFOLIO MANAGERS

 8               PURCHASING AND SELLING FUND SHARES

 11              DIVIDENDS AND DISTRIBUTIONS

 11              TAXES

 13              FINANCIAL HIGHLIGHTS

 16              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

INVESTMENT GRADE BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may

                                                      INVESTMENT GRADE BOND FUND



                                                                   PROSPECTUS  3

result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     8.84%
1998                     9.38%
1999                    -1.67%
2000                     6.32%
2001                     9.20%
2002                     7.40%
2003                     3.51%
2004                     4.16%
2005                     2.18%
2005

      BEST QUARTER               WORST QUARTER

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment-Grade Debt Funds Objective.

                             1 YEAR   5 YEARS   10 YEARS
Investment Grade Bond Fund   [  ]%     [  ]%     [  ]%
Lehman Brothers U.S.
Government/Credit Index+     [  ]%     [  ]%     [  ]%
Lehman Brothers U.S.
Aggregate Index+             [  ]%     [  ]%     [  ]%
Lipper Intermediate
Investment-Grade Debt Funds
Objective+                   [  ]%     [  ]%     [  ]%

+ Reflects no deductions for fees or expenses.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance

INVESTMENT GRADE BOND FUND



           4  PROSPECTUS

would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual Fund operating expenses shown in this table are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.50%
Other Expenses                                                    %
                                                              -----
Total Annual Fund Operating Expenses                              %
Fee Waivers and Expense Reimbursements*                           %
                                                              -----
Net Expenses                                                  0.65%

* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 0.65%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $        $         $          $

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK
High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EMERGING MARKETS RISK
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's

MORE INFORMATION ABOUT RISK



           6  PROSPECTUS

expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FLOATING RATE LOAN RISK
As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, the Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in the Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over the Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that the Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISKS

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                   PROSPECTUS  7

appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $[ ] billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of [ ]%.

Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None -- Full Fee
Next $500 million         5%
Over $1 billion           10%

The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Fund's Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Messrs. John Talty, CFA and Perry Troisi are primarily responsible for the day-to-day management of the Fund.

Mr. Talty has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the Fund since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 26 years of investment experience.

Mr. Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Fund since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  9

customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund will calculate the NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

PURCHASING AND SELLING FUND SHARES



          10  PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  11

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly and its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          12  PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [     ], whose report, along with the Fund's financial
statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds website at www.sticlassicfunds.com.

          14  PROSPECTUS

 FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                           NOTES



                                                                PROSPECTUS  15

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          16  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE:1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST

                           LARGE CAP CORE EQUITY FUND


                   (FORMERLY, LARGE CAP RELATIVE VALUE FUND)



                                  MAY 1, 2007


                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Core Equity Fund, ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 10              FINANCIAL HIGHLIGHTS

 13              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP CORE EQUITY FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.


The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.


Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                      LARGE CAP CORE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)


2000                      9.32%
2001                     -5.57%
2002                    -20.59%
2003                     26.49%
2004                     14.30%
2005                      9.03%
2006                     16.19%



      BEST QUARTER               WORST QUARTER
         14.73%                     -18.63%
         6/30/03                    9/30/02


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the S&P 500(R) Index.



                       1 YEAR   5 YEARS   SINCE INCEPTION(1)
Large Cap Relative
Value Fund             16.19%    7.78%           5.97%
S&P 500(R) Index(2,3)       %        %               %
Russell 1000(R) Value
Index(2,3)             22.25%   10.86%           7.80%



(1) The Fund's inception date is December 30, 1999. Index returns provided from December 31, 1999.



(2) Reflects no deductions for fees or expenses.



(3) The Fund's primary benchmark changed from the Russell 1000(R) Value Index to the S&P 500 Index(R) to better reflect the Fund's investment style. The Russell 1000(R) Value Index is the Fund's secondary benchmark.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Russell 1000(R) Value index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

LARGE CAP CORE EQUITY FUND




           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual operating expenses shown in this table are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   0.85 %
Other Expenses                                                             0.38 %
                                                                            -----
Total Annual Operating Expenses                                            1.23 %
Fee Waivers and Expense Reimbursements*                                   (0.23)%
                                                                            -----
Net Expenses                                                               1.00 %


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 1.00%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of these periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS   5 YEARS   10 YEARS
 $102    $368      $655      $1,471


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.62%.


Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None -- Full Fee
Next $500 million         5%
Over $1 billion           10%

The Fund's annual report to shareholders for the period ended December 31, 2006 contained a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

                                                               PORTFOLIO MANAGER




                                                                   PROSPECTUS  7

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Jeffrey E. Markunas, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Markunas has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the Fund since it began operating in December 1999. He has more than 23 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase orders.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security

MARKET TIMING POLICIES AND PROCEDURES




           8  PROSPECTUS

value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          10  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [                            ], whose report, along with the
Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

                                                PROSPECTUS  11

 FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

NOTES



          12  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  13

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                          LARGE CAP VALUE EQUITY FUND

                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 14              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     LARGE CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     26.82%
1998                      9.69%
1999                     -3.00%
2000                     10.43%
2001                     -1.14%
2002                    -16.98%
2003                     23.12%
2004                     15.29%
2005                      3.75%
2006                     22.46%


      BEST QUARTER               WORST QUARTER
         14.80%                     -21.20%
         6/30/03                    9/30/02


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 1000(R) Value Index.


                          1 YEAR   5 YEARS   10 YEARS
Large Cap Value Equity
Fund                      22.46%    8.41%      8.23%
Russell 1000(R) Value
Index(1)                  22.25%   10.86%     11.00%



(1) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

LARGE CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in this table are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                       0.80 %
Other Expenses                                                 0.32 %
                                                                -----
Total Annual Operating Expenses                                1.12 %
                                                                -----
Fee Waivers and Expense Reimbursements*                       (0.17)%
                                                                -----
Net Expenses                                                   0.95 %


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 0.95%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $97       $339       $601       $1,350


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.


SMALLER COMPANY RISK


Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.63%.


Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS    DISCOUNT FROM FULL FEE
------------------------    ----------------------
First $500 million          None -- Full Fee
Next $500 million           5%
Over $1 billion             10%

The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Mills Riddick, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Riddick has served as Managing Director of Trusco since July 2000. He has managed the Fund since October 1995. He has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays
- the Fund will calculate the NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES




                                                                   PROSPECTUS  9

companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [                    ], whose report, along with the Fund's
financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

          12  PROSPECTUS

 FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                           NOTES



                                                                PROSPECTUS  13

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          14  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS

                           STI CLASSIC VARIABLE TRUST

                            MID-CAP CORE EQUITY FUND


                        (FORMERLY, MID-CAP EQUITY FUND)


                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Mid-Cap Core Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 7               INVESTMENT ADVISER

 7               PORTFOLIO MANAGERS

 7               PURCHASING AND SELLING FUND SHARES

 9               MARKET TIMING POLICIES AND PROCEDURES

 10              DIVIDENDS AND DISTRIBUTIONS

 10              TAXES

 12              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

MID-CAP CORE EQUITY FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Index was between approximately $0.59 billion and $16.44 billion.


The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.


Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 80 to 100 stocks in the portfolio. Each stock is generally limited to no more than three percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                        MID-CAP CORE EQUITY FUND




                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1996                     16.05%
1997                     22.23%
1998                      7.16%
1999                     14.00%
2000                     -2.93%
2001                      2.72%
2002                    -28.45%
2003                     29.72%
2004                     16.82%
2005                     14.32%
2006                     10.72%


      BEST QUARTER               WORST QUARTER
          24.40                     -19.81%
        12/31/98                    9/30/01


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell Midcap(R) Index.


                              1 YEAR   5 YEARS   10 YEARS
Mid-Cap
Equity Fund                   10.72%    6.54%      7.41%
Russell
Midcap(R) Index(1)            15.26%   12.88%     12.14%



(1) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is flat-adjusted, market capitalization-weighted to ensure investable positions.

MID-CAP CORE EQUITY FUND




           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   1.00 %
Other Expenses                                                             0.46 %
                                                                            -----
Total Annual Operating Expenses                                            1.46 %
                                                                            -----
Fee Waivers and Expense Reimbursements*                                   (0.36)%
                                                                            -----
Net Expenses                                                               1.10 %
                                                                            -----


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 1.10%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS   5 YEARS   10 YEARS
 $112      $427      $765      $1,721


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT RISK



           6  PROSPECTUS

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on the market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

                                                              INVESTMENT ADVISER




                                                                   PROSPECTUS  7

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.69%.


Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $500 million              None - Full Fee
Next $500 million               5%
Over $1 billion                 10%

The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Mr. Charles B. Arrington, CFA, and Mr. Scott Yuschak, CFA are primarily responsible for the day-to-day management of the Fund.

Mr. Arrington joined Trusco as a Vice President in 1997 and has been a Director of Trusco since January 2006. He has co-managed the Fund since January 2007. He has more than 23 years of investment experience.

Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 10 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

PURCHASING AND SELLING FUND SHARES




           8  PROSPECTUS

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day in good order at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

                                           MARKET TIMING POLICIES AND PROCEDURES




                                                                   PROSPECTUS  9

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  11

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [                         ], whose report, along with the Fund's
financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the Fund's website at www.sticlassicfunds.com.

                                                PROSPECTUS  13

FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                         Net Realized
                                            Net Asset                        and                      Dividends
                                             Value,          Net          Unrealized                   from Net    Distributions
                                            Beginning    Investment     Gains (Losses)   Total From   Investment   from Realized
                                             of Year    Income (Loss)   on Investments   Operations     Income     Capital Gains
                                            ---------   -------------   --------------   ----------   ----------   -------------
MID-CAP CORE EQUITY FUND
                                 2006
                                 2005
                                 2004
                                 2003
                                 2002

                                                                                                       Ratio of
                                                                                                         Net
                                                                                                      Investment
                                                  Net Asset             Net Assets,   Ratio of Net      Income
                                      Total         Value,                End of      Expenses to     (Loss) to
                                  Dividends and     End of     Total       Year       Average Net    Average Net
                                  Distributions      Year      Return      (000)         Assets         Assets
                                  -------------   ----------   ------   -----------   ------------   ------------
MID-CAP CORE EQUITY FUND


                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                     Reimbursements      Turnover
                                  and Expense Offset)      Rate
                                  --------------------   ---------
MID-CAP CORE EQUITY FUND


(a)  Per Share data calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE:1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                          SMALL CAP VALUE EQUITY FUND

                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Small Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 10              DIVIDENDS AND DISTRIBUTIONS

 10              TAXES

 12              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

SMALL CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1998                    -12.18%

1999                     -4.78%

2000                     16.37%

2001                     21.48%

2002                     -1.20%

2003                     38.44%

2004                     24.19%

2005                     11.90%

2006                     16.10%



      BEST QUARTER               WORST QUARTER
         19.34%                     -20.97%
         6/30/99                    9/30/98


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 2000(R) Value Index.


                         1 YEAR   5 YEARS   SINCE INCEPTION(1)
Small Cap Value
Equity Fund              16.10%   17.15%          10.74%
Russell 2000(R)
Value Index(2)           23.48%   15.37%          11.70%



(1) The Fund's inception date is October 21, 1997. Index returns provided from October 31, 1997.



(2) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------

Investment Advisory Fees                                                   1.15 %
Other Expenses                                                             0.29 %
                                                                            -----
Total Annual Operating Expenses                                            1.44 %
                                                                            -----
Fee Waivers and Expense Reimbursements*                                   (0.24)%
                                                                            -----
Net Expenses                                                               1.20 %


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep total operating expenses from exceeding 1.20%. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $122     $433      $765      $1,707


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FOREIGN SECURITY RISK



Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.91%.


The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

Breakpoints are used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS    DISCOUNT FROM FULL FEE
------------------------    ----------------------
First $500 million          None -- Full Fee
Next $500 million           5%
Over $1 billion             10%

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative

                                                               PORTFOLIO MANAGER




                                                                   PROSPECTUS  7

services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreements the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Barner has served as Managing Director of Trusco since July 2000. He has managed the Fund since it began operating in October 1997. He has more than 22 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before the 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

MARKET TIMING POLICIES AND PROCEDURES



           8  PROSPECTUS

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                                   PROSPECTUS  9

trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  11

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has
been audited by [     ], whose report along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Fund's website at www.sticlassicfunds.com.

                                                PROSPECTUS  13

 FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         Net Realized
                                            Net Asset                        and                        Dividends
                                             Value,          Net          Unrealized                     from Net
                                            Beginning    Investment     Gains (Losses)   Total From     Investment
                                             of Year    Income (Loss)   on Investments   Operations       Income
                                            ---------   -------------   --------------   ----------   --------------
SMALL CAP VALUE EQUITY FUND
                                 2006
                                 2005
                                 2004
                                 2003
                                 2002

                                                                                                                     Ratio
                                                                                                        Ratio        of Net
                                                                  Net Asset             Net Assets,     of Net     Investment
                                  Distributions       Total         Value,                End of       Expenses      Income
                                  from Realized   Dividends and     End of     Total       Year       to Average   to Average
                                  Capital Gains   Distributions      Year      Return      (000)      Net Assets   Net Assets
                                  -------------   -------------   ----------   ------   -----------   ----------   ----------
SMALL CAP VALUE EQUITY FUND


                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                     Reimbursements      Turnover
                                  and Expense Offset)      Rate
                                  --------------------   ---------
SMALL CAP VALUE EQUITY FUND

(a)  Per share data calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND



MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                       STATEMENT OF ADDITIONAL INFORMATION

                           STI CLASSIC VARIABLE TRUST
                                   MAY 1, 2007

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Variable Trust (the "Trust") and should be read in conjunction with the Trust's prospectus dated May 1, 2007, as supplemented from time to time. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):


       LARGE CAP GROWTH STOCK FUND (FORMERLY, CAPITAL APPRECIATION FUND)
                           INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
      LARGE CAP CORE EQUITY FUND (FORMERLY, LARGE CAP RELATIVE VALUE FUND)
                          LARGE CAP VALUE EQUITY FUND
            MID-CAP CORE EQUITY FUND(FORMERLY, MID-CAP EQUITY FUND)
                          SMALL CAP VALUE EQUITY FUND


This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE TRUST ...............................................................
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................
DESCRIPTION OF PERMITTED INVESTMENTS ....................................
INVESTMENT LIMITATIONS ..................................................
THE ADVISER .............................................................
THE ADMINISTRATOR .......................................................
PORTFOLIO MANAGERS ......................................................
THE DISTRIBUTOR .........................................................
THE TRANSFER AGENT ......................................................
THE CUSTODIANS ..........................................................
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................
LEGAL COUNSEL ...........................................................
TRUSTEES AND OFFICERS OF THE TRUST ......................................
PURCHASE AND REDEMPTION OF SHARES .......................................
DETERMINATION OF NET ASSET VALUE ........................................
TAXES ...................................................................
FUND TRANSACTIONS .......................................................
PORTFOLIO TURNOVER RATE .................................................
PORTFOLIO HOLDINGS ......................................................
DESCRIPTION OF SHARES ...................................................
VOTING RIGHTS ...........................................................
SHAREHOLDER LIABILITY ...................................................
LIMITATION OF TRUSTEES' LIABILITY .......................................
CODES OF ETHICS .........................................................
PROXY VOTING ............................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................
FINANCIAL STATEMENTS ....................................................

APPENDIX A - DESCRIPTION OF RATINGS......................................    A-1
APPENDIX B - PROXY VOTING SUMMARIES......................................    B-1

THE TRUST

GENERAL. The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund currently offers a single class of shares. Additional funds and/or classes may be created from time to time.

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objectives and principal investment strategies are described in its prospectus. The following information supplements, and should be read in conjunction with, a Fund's prospectus. The following are descriptions of the permitted investments and investment practices discussed in each Fund's prospectus under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases, and credit card receivables, and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as interest in grantor trusts or pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CORPORATE ISSUES. Each Fund may invest in corporate issues, which are debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.


If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. Government or other liquid assets in an amount sufficient to cover its repurchase obligation.


EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQs SM") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each

Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator thereunder. A Fund may use futures contracts and related options for hedging purposes or for risk management purposes. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a security outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act and the rules and interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Board, the Adviser determines the liquidity of each Fund's investments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as

ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC") to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

MEDIUM-TERM NOTES. Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since the issuers are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.


Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S.Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.


REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.


U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government sponsored enterprises and U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether or not backed by the full faith and credit of the U.S. Treasury, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. government obligation.


- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED SECURITIES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

- U.S. GOVERNMENT SPONSORED AGENCIES AND U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

- OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark, or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked, or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked, or deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.


SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking, or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked, or maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
          (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Board.

     1. No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

          With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

     2. The International Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stocks and other equity securities of foreign companies without 60 days prior notice to shareholders.

     3. The Investment Grade Bond Fund may not change its investment strategy of investing at least 80% of its net assets in investment grade fixed income securities without 60 days prior notice to shareholders.


     4. The Mid-Cap Core Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stock and other U.S. traded equity securities of mid-cap companies without 60 days prior notice to shareholders.


     5. The Small Cap Value Equity Fund may not change its investment strategy of investing at least 80% of its net assets in U.S. traded equity securities of small cap companies without 60 days prior notice to shareholders.

     6.   Each of the Large Cap Core Equity, the Large Cap Growth Stock
          Fund and the Large Cap Value Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies without 60 days prior notice to shareholders.





THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2006, Trusco had discretionary management authority with respect to approximately $73.4 billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. Trusco serves as the investment adviser to each Fund pursuant to an agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:


             FUND               ADVISORY FEE
             ----               ------------
Large Cap Growth Stock Fund         0.97%
International Equity Fund           1.15%
Investment Grade Bond Fund          0.50%
Large Cap Core Equity Fund          0.85%
Large Cap Value Equity Fund         0.80%
Mid-Cap Core Equity Fund            1.00%
Small Cap Value Equity Fund         1.15%

The above fees are also subject to the following breakpoint discounts:

Average Daily Net Assets   Discount From Full Fee
------------------------   ----------------------
First $500 million         None - Full Fee
Next $500 million          5%
Over $1 billion            10%

The Adviser has contractually agreed to maintain the Total Operating Expenses of the Funds at certain "expense caps" as listed in the table below until at least August 1, 2008. This means that the Adviser will waive its fee or reimburse certain expenses of the Funds so that expenses do not exceed that cap. If at any point before August 1, 2010 it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between a Fund's total annual operating expenses and its respective expense cap to recapture any of the Adviser's prior reimbursements to that Fund.


             FUND               EXPENSE CAP
             ----               -----------
Large Cap Growth Stock Fund        1.05%
International Equity Fund          1.30%
Investment Grade Bond Fund         0.65%
Large Cap Core Equity Fund         1.00%
Large Cap Value Equity Fund        0.95%
Mid-Cap Core Equity Fund           1.10%
Small Cap Value Equity Fund        1.20%


For the fiscal years ended December 31, 2006, 2005 and 2004, the Funds paid the following advisory fees:


                                                                  FEES WAIVED
                                      FEES PAID ($)            OR REIMBURSED ($)
                                ------------------------   ------------------------
             FUND               2006     2005      2004    2006     2005      2004
             ----               ----   -------   -------   ----   -------   -------
Large Cap Growth Stock Fund              534,840   647,104           44,099   159,390
International Equity Fund               67,506    80,445          195,053   147,843
Investment Grade Bond Fund              98,839   136,302           28,084    80,842
Large Cap Core Equity Fund             102,485    94,526            5,686    36,554
Large Cap Value Equity Fund            334,317   358,302            9,714    70,697
Mid-Cap Core Equity Fund               167,593   183,423           32,181    80,218
Small Cap Value Equity Fund            309,377   252,920           37,317    81,812


THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement will remain in effect for a period of five years until July 31, 2009, and will continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and the STI Classic Funds Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Funds relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

Prior to July 26, 2004, the Funds were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

For the fiscal years ended December 31, 2006 and 2005, and for the period from July 26, 2004 through December 31, 2004, the Funds paid the following administrative fees to the Administrator:


                                      FEES PAID ($)             FEES WAIVED ($)
                                ------------------------   ------------------------
             FUND               2006     2005      2004    2006     2005      2004
             ----               ----   -------   -------   ----   -------   -------
Large Cap Growth Stock Fund             13,184    6,379              0         0
International Equity Fund                1,483      731              0         0
Investment Grade Bond Fund               4,060    2,091              0         0
Large Cap Core Equity Fund               3,100    1,295              0         0
Large Cap Value Equity Fund             11,105    5,277              0         0
Mid-Cap Core Equity Fund                 4,092    1,862              0         0
Small Cap Value Equity Fund              7,143    2,755              0         0


From January 1, 2004 through July 25, 2004 the Funds paid the following administrative fees to SEI:


                                FEES PAID ($)   FEES WAIVED ($)
             FUND                    2004             2004
             ----               -------------   ---------------
Large Cap Growth Stock Fund         35,360             0
International Equity Fund           42,432             0
Investment Grade Bond Fund          35,360             0
Large Cap Core Equity Fund          35,360             0
Large Cap Value Equity Fund         35,360             0
Mid-Cap Core Equity Fund            35,360             0
Small Cap Value Equity Fund         35,360             0


PORTFOLIO MANAGERS

Set forth below is information regarding each individual who is primarily responsible for the day-to-day management of the Funds ("portfolio manager"). All information is as of December 31, 2006 (except as otherwise indicated).

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.


                                     NUMBER OF OTHER ACCOUNTS MANAGED/         OTHER ACCOUNTS WITH
                                       TOTAL ASSETS IN ACCOUNTS ($)           PERFORMANCE-BASED FEES
                                ------------------------------------------   -----------------------
                                REGISTERED   OTHER POOLED
NAME OF PORTFOLIO MANAGER/      INVESTMENT    INVESTMENT                     NUMBER &   TOTAL ASSETS
NAME OF FUND(S)                  COMPANIES     VEHICLES     OTHER ACCOUNTS   CATEGORY        ($)
--------------------------      ----------   ------------   --------------   --------   ------------
Charles B. Arrington/
Mid-Cap Core Equity Fund
(as of January 2, 2007)

Brett Barner/
Small Cap Value Equity Fund

Chad Deakins/
International Equity Fund

Jeffrey Markunas/
Large Cap Core Equity Fund

Elizabeth Pola/
Large Cap Growth Stock Fund

Robert Rhodes/
Large Cap Growth Stock Fund

Mills Riddick/
Large Cap Value Equity Fund

John Talty/
Investment Grade Bond Fund

Perry Troisi/
Investment Grade Bond Fund

Scott Yuschak/
Mid-Cap Core Equity Fund

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS. A portfolio manager's management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Adviser believes is fair and equitable.


PORTFOLIO MANAGER COMPENSATION STRUCTURE. Portfolio managers earn competitive salaries from the Adviser. In addition, portfolio managers (other than Messrs. Talty and Troisi) are eligible to receive bonuses based on the performance of the specific STI Classic Funds they manage, but not on the performance of the Funds of the Trust or the other accounts they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant STI Classic Fund's pre-tax total returns to the returns of the relevant STI Classic Funds' benchmarks and peer groups over multi-year periods, as applicable. Where portfolio managers manage multiple STI Classic Funds, each fund is weighted based on the following criteria: each fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.


Messrs. Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account they manage.

Mr. Rhodes is eligible to receive incentive compensation by his participation in a non-qualified profit sharing plan sponsored by the Adviser which consists of a portion of the Adviser's net profits. As a plan participant, Mr. Rhodes is eligible to receive an allocation of a pre-determined percentage of this profit sharing pool, a portion of which is guaranteed. Eligibility for an award of the remaining portion is the result of a qualitative assessment of both his job performance and the investment performance of the Funds under his management. The criteria used to determine any award for the investment performance of those Funds are the same criteria applicable to other portfolio managers as set forth above.

All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

     - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

     - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

     - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio managers in the Fund or Funds they manage.


                                                                RANGE OF
NAME OF PORTFOLIO MANAGER      NAME OF FUND(S) MANAGED      SECURITIES OWNED
-------------------------   -----------------------------   ----------------
Charles B. Arrington        Mid-Cap Core Equity Fund
Brett Barner                Small Cap Value Equity Fund
Chad Deakins                International Equity Fund
Jeffrey Markunas            Large Cap Core Equity Fund
Elizabeth Pola              Large Cap Growth Stock Fund
Robert Rhodes               Large Cap Growth Stock Fund
Mills Riddick               Large Cap Value Equity Fund
John Talty                  Investment Grade Bond Fund
Perry Troisi                Investment Grade Bond Fund
Scott Yuschak               Mid-Cap Core Equity Fund


THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's Administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

THE TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent to the Trust.

THE CUSTODIANS

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except the International Equity Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity Fund. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For the fiscal year ended December 31, 2006, [ ], located at [ ], served as independent registered public accounting firm for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP located at 1111 Pennsylvania Avenue N.W., Washington, D.C 20004, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, business addresses and states of residence, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of public companies held for each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Funds which is comprised of 52 series.



NAME, BUSINESS                        TERN OF         PRINCIPAL         NUMBER OF
ADDRESS, STATE OF        POSITION    OFFICE AND     OCCUPATION(S)     PORTFOLIOS IN
RESIDENCE AND              HELD      LENGTH OF        DURING THE       FUND COMPLEX
DATE OF BIRTH           WITH TRUST  TIME SERVED      PAST 5 YEARS        OVERSEEN      OTHER DIRECTORSHIPS HELD
-----------------       ----------  -----------  -------------------  -------------  ---------------------------
INTERESTED TRUSTEE*

Clarence H. Ridley        Trustee   Indefinite;  Chairman, Haverty          59       Crawford & Co.
3435 Stelzer Road                   since        Furniture
Columbus, OH 43219                  November     Companies
(Georgia)                           2001
DOB 06/42

INDEPENDENT TRUSTEES**
Jeffrey Biggar            Trustee   Indefinite;  Retired. CEO,              59
3435 Stelzer Road                   since        National City Bank
Columbus, OH 43219                  January      Wealth Management
(Ohio)                              2007
DOB 02/50

F. Wendell Gooch          Trustee   Indefinite;  Retired                    59       SEI Family of Funds
3435 Stelzer Road                   since
Columbus, OH 43219                  May
(Indiana)                           1992
DOB 12/32

Sidney E. Harris          Trustee   Indefinite;  Professor, Dean            59       ServiceMaster Company;
3435 Stelzer Road                   since        (1997-2004),                        Total System Services, Inc.
Columbus, OH 43219                  November     J. Mack Robinson
(Georgia)                           2004         College of
DOB 07/49                                        Business, Georgia
                                                 State University

NAME, BUSINESS                        TERN OF         PRINCIPAL         NUMBER OF
ADDRESS, STATE OF        POSITION    OFFICE AND     OCCUPATION(S)     PORTFOLIOS IN
RESIDENCE AND              HELD      LENGTH OF        DURING THE       FUND COMPLEX
DATE OF BIRTH           WITH TRUST  TIME SERVED      PAST 5 YEARS        OVERSEEN      OTHER DIRECTORSHIPS HELD
-----------------       ----------  -----------  -------------------  -------------  ---------------------------
Warren Y. Jobe            Trustee   Indefinite;  Retired. EVP,              59       WellPoint, Inc;
3435 Stelzer Road                   since        Georgia Power                       UniSource Energy Corp.;
Columbus, OH 43219                  November     Company and SVP,                    HomeBanc Corp.
(Georgia)                           2004         Southern Company
DOB 11/40                                        (1998-2001)

Connie D. McDaniel        Trustee   Indefinite;  Vice President and         59       None
3435 Stelzer Road                   since        Controller, The
Columbus, OH  43219                 May 2005     Coca-Cola Company
(Georgia)
DOB 04/58

James O. Robbins          Trustee   Indefinite;  Retired. President,        59       Bessemer Securities, Inc.;
3435 Stelzer Road                   since        CEO, Cox                            Cox Enterprises, Inc.;
Columbus, OH 43219                  May 2000     Communications,                     Humana, Inc.
(Florida)                                        Inc. (1985 - 2005)
DOB 07/42

Charles D. Winslow        Trustee   Indefinite;  Retired. Formerly          59       None
3435 Stelzer Road                   since        Partner, Accenture
Columbus, OH 43219                  November     (consulting)
(Florida)                           2004
DOB 07/35



* Mr. Ridley may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of a material business relationship with the parent of the Adviser.


** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:


AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Harris, Jobe, and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [ ] times in the fiscal year ended December 31, 2006.


GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gooch, Harris and Robbins currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically, as necessary, and met twice in the fiscal year ended December 31, 2006.



VALUATION COMMITTEE. The Board has established the Trust's Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met [ ] times in the fiscal year ended December 31, 2006.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Funds.


                                                      AGGREGATE DOLLAR RANGE
                                              OF SHARES IN ALL INVESTMENT COMPANIES
                       DOLLAR RANGE OF FUND           OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE               SHARES              FAMILY OF INVESTMENT COMPANIES
---------------        --------------------   -------------------------------------
INTERESTED TRUSTEE
Clarence H. Ridley
INDEPENDENT TRUSTEES
Jeffrey Biggar*
F. Wendell Gooch
Sidney E. Harris
James O. Robbins
Warren Y. Jobe
Connie D. McDaniel
Charles D. Winslow



*    Mr.Biggar became a Trustee on January 1, 2007.



BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended

December 31, 2006. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Funds.


                                           PENSION OR
                          AGGREGATE        RETIREMENT         ESTIMATED
                        COMPENSATION    BENEFITS ACCRUED   ANNUAL BENEFITS   TOTAL COMPENSATION
                             FROM          AS PART OF           UPON             FROM THE
   NAME OF TRUSTEE      THE TRUST ($)     FUND EXPENS         RETIREMENT      FUND COMPLEX ($)
   ---------------      -------------   ----------------   ---------------   ------------------
INTERESTED TRUSTEES
Clarence H. Ridley
Richard W. Courts, II

INDEPENDENT TRUSTEES
Jeffrey Biggar*
Thomas Gallagher
F. Wendell Gooch
James O. Robbins
Warren Y. Jobe
Connie D. McDaniel
Sidney E. Harris
Charles D. Winslow



* Mr. Biggar became a Trustee of the Trust effective January 1, 2007. Messrs. Courts and Gallagher resigned as Trustees of the Trust effective December 31, 2006.


TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.


                                                   TERM OF OFFICE
   NAME, ADDRESS        POSITION(S) HELD             AND LENGTH                 PRINCIPAL OCCUPATION(S) DURING
 AND DATE OF BIRTH         WITH TRUST              OF TIME SERVED                      THE PAST 5 YEARS
 -----------------    --------------------   ---------------------------   ----------------------------------------
R. Jeffrey Young      President              Since July 2004               SVP, Relationship Management, BISYS Fund
3435 Stelzer Road                                                          Services (since 2002); VP, Client
Columbus, OH 43219                                                         Services, BISYS Fund Services
DOB 08/64                                                                  (1997-2002)

Deborah A. Lamb       Executive Vice         Since September 2004; since   Chief Compliance Officer, Managing
50 Hurt Plaza         President; Assistant   November 2003; since August   Director, Trusco Capital Management,
Suite 1400            Secretary; Chief       2004 (respectively)           Inc. (since 2003); President, Investment
Atlanta, GA  30303    Compliance Officer                                   Industry Consultants, LLC (2000 - 2003)
DOB 10/52

Joel Engle            Treasurer and Chief    Since April, 2006             Director, Fund Administration, BISYS
3435 Stelzer Road     Financial Officer                                    Fund Services since February 2006; Small
Columbus, OH 43219                                                         business owner/operator (retail) (2003
DOB 10/65                                                                  to 2006); Vice President, Fund
                                                                           Administration, BISYS Fund Services
                                                                           (1998 to 2003)

                                                   TERM OF OFFICE
   NAME, ADDRESS        POSITION(S) HELD             AND LENGTH                 PRINCIPAL OCCUPATION(S) DURING
 AND DATE OF BIRTH         WITH TRUST              OF TIME SERVED                      THE PAST 5 YEARS
 -----------------    --------------------   ---------------------------   ----------------------------------------
Cynthia J. Surprise   Secretary and Chief    Since February 2005           Senior Counsel, Legal Services, BISYS
3435 Stelzer Road     Legal Officer                                        Fund Services (since 2004); Director and
Columbus, OH 43219                                                         Counsel, Investors Bank & Trust Company
DOB 07/46                                                                  (1999-2004)

Jennifer A. English   Assistant Secretary    Since November 2005           Assistant Counsel, Legal Services, BISYS
3435 Stelzer Road                                                          Fund Services (since 2005); Assistant
Columbus, OH 43219                                                         Counsel, PFPC Inc. (2002-2005);
DOB 03/72                                                                  Associate Legal Product Manager,
                                                                           Fidelity Investments, (2001)


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Board has adopted procedures which permit the Trust at its discretion and in the best interests of all shareholders to initiate in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.



The Trust reserves the right to postpone payment of redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust further reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the custodians are not open for business.


DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.


USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the SAI for such Contract.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Code and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on December 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of shares of a Fund by an investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including, capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Investment Grade Bond Fund receives income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of this Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by this Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. This Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, this Fund does not expect to realize net-long term capital gains because this Fund and the portion of this Fund's distributions are expected to be eligible for the corporate dividends received deduction.

The other Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.

A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisor regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the shareholder for 15 days or less during the 31-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

Debt securities in which the Funds invest are traded primarily in the over-the-counter market. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Each Fund may also enter into financial futures and options contract, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


For the fiscal years ended December 31, 2006, 2005 and 2004, the Funds paid the aggregate brokerage commissions on portfolio transactions shown in the table below. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

                                 AGGREGATE DOLLAR AMOUNT
                                OF BROKERAGE COMMISSIONS
                                        PAID ($)
                                ------------------------
FUND                            2006     2005     2004
----                            ----   -------   -------
Large Cap Growth Stock Fund            108,608   134,943
International Equity Fund               22,498    18,334
Investment Grade Bond Fund                   0         0
Large Cap Core Equity Fund              11,608    13,525
Large Cap Value Equity Fund            108,279   112,271
Mid-Cap Core Equity Fund                41,098    26,625
Small Cap Value Equity Fund             37,774    42,048


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal periods ended December 31, 2006, 2005 and 2004, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.


                                AGGREGATE DOLLAR AMOUNT OF    PERCENTAGE OF TOTAL    PERCENTAGE OF TOTAL BROKERAGE
                                   BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS       TRANSACTIONS EFFECTED
                                    PAID TO AFFILIATED         PAID TO AFFILIATED          THROUGH AFFILIATED
                                       BROKERS ($)*               BROKERS (%)*                BROKERS (%)*
                                --------------------------   ---------------------   -----------------------------
FUND                                2006   2005   2004         2006   2005   2004          2006   2005   2004
----                                ----   ----   ----         ----   ----   ----          ----   ----   ----
Large Cap Growth Stock Fund                  0      0                   0      0                    0      0
International Equity Fund                    0      0                   0      0                    0      0
Investment Grade Bond Fund**                 0      0                   0      0                    0      0
Large Cap Core Equity Fund                   0      0                   0      0                    0      0
Large Cap Value Equity Fund                  0      0                   0      0                    0      0
Mid-Cap Core Equity Fund                     0      0                   0      0                    0      0
Small Cap Value Equity Fund                  0      0                   0      0                    0      0


* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

** Transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Investment Grade Bond Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of the Investment Grade Bond Fund's portfolio transactions.

SECURITIES OF "REGULAR BROKER-DEALERS." As of December 31, 2006, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:


             FUND               SECURITY   HOLDINGS ($)
             ----               --------   ------------
Large Cap Growth Stock Fund
International Equity Fund
Investment Grade Bond Fund
Large Cap Core Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Small Cap Value Equity Fund


PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include any futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal years ended December 31, 2005 and 2004 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.


                                PORTFOLIO TURNOVER RATE (%)
                                ---------------------------
             FUND                       2006   2005
             ----                       ----   ----
Large Cap Growth Stock Fund                      80
International Equity Fund                        57
Investment Grade Bond Fund                      223
Large Cap Core Equity Fund                       47
Large Cap Value Equity Fund                     100
Mid-Cap Core Equity Fund                        115
Small Cap Value Equity Fund                      57


PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser's CCO is responsible for analyzing whether disclosure of portfolio holdings is in the best interests of shareholders and serves a legitimate business purpose, and is also responsible for resolving potential conflicts of interests arising from the disclosure of portfolio holdings. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days (each April 16, July 16, October 16 and January 16) and is available until updated the next calendar quarter. The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement (including Confidentiality Agreement, as discussed below) or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to purchase or sell securities or facilitate or assist in any securities transactions or investment program.

The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.


Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on an monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Co., LLC, Empirical Research Partners, Freidman, Billings, Ramsey & Co., Inc., Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A. [TO BE UPDATED.]



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc. [TO BE UPDATED.]


No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio information.

In addition, the Funds' service providers, such as the custodians, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of a Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Board has the power to liquidate one or more Funds without shareholder approval. While the Board has no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the

Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available without charge upon request by calling 1-888-STI-FUND or by writing to the Funds at STI Classic Variable Trust, c/o BISYS, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Funds are owned by insurance companies as depositors of separate accounts which are used primarily to fund variable annuity contracts and variable life insurance contras. As of [_____, 2007] the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.


                                NAME AND ADDRESS    PERCENT OF    NATURE OF
         NAME OF FUND            OF SHAREHOLDER    TOTAL SHARES   OWNERSHIP
         ------------           ----------------   ------------   ---------
Large Cap Growth Stock Fund
International Equity Fund
Investment Grade Bond Fund
Large Cap Core Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Small Cap Value Equity Fund

FINANCIAL STATEMENTS


The financial statements for the Trust's fiscal year ended December 31, 2006, including notes thereto and the report of [_] thereon, are herein incorporated by reference.

                                   APPENDIX A

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

                              EXCEPTIONS TO POLICY

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.

                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                            PART C: OTHER INFORMATION


                         POST-EFFECTIVE AMENDMENT NO. 21


ITEM 23. Exhibits:

(a) Agreement and Declaration of Trust of the STI Classic Variable Trust (the "Registrant") dated April 18, 1995 is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950130-00-002300 on April 25, 2000.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and STI Capital Management, N.A. dated August 18, 1995 is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 2, 1996.

(d)(2) Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated December 30, 1999 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 000950130-00-002300 on April 25, 2000.

(d)(3) Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital Management, N.A. dated October 22, 1997 is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 000950130-00-002300 on April 25, 2000.

(d)(4) Expense Limitation Agreement dated May 1, 2006 between the Registrant and Trusco Capital Management is filed herewith.

(e) Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership dated November 18, 2005 , is incorporated herein by reference to Exhibit (e) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.

(f)      Not applicable.

(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta dated August 18, 1995 is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.

(g)(2) Third Amendment dated October 10, 1996 to the Custodian Agreement dated August 18,1995 between the Registrant and SunTrust Bank Atlanta is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(3) Fourth Amendment dated May 6, 1997 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(4) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-04-00030 on March 1, 2004.

(g)(5) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated January 29, 2003, in regards to the International Equity Fund, is incorporated herein by reference to Exhibit (g)(7) of

         Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(1) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(2) Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(3) Amendment dated November 18, 2005 to the Master Services Agreement dated July 16, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. is filed herewith.

(h)(4) Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership, Trusco Capital Management, Inc. and Great-West Life & Annuity Insurance Company is incorporated herein by reference to Exhibit (h)(3) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.

(h)(5) Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership and Hartford Life Insurance Company dated February 9, 2005 is incorporated herein by reference to Exhibit (h)(4) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.

(h)(6) Amended and Restated Participation Agreement by and between the Registrant and American Enterprise Life Insurance Company dated November 27, 2006 is filed herewith.

(h)(7) Fund Agreement by and among the Registrant, Trusco Capital Management, Inc. and Nationwide Financial Services, Inc. dated March 13, 2003 is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(8) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005 is incorporated herein by reference to Exhibit (h)(7) of Post Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.
         0000950152-05-003729 on April 29, 2005.

(h)(9) Compliance Services Agreement between the Registrant, STI Classic Funds and BISYS Fund Services, Inc. dated October 1, 2004 is filed herewith.

(i)      Opinion and Consent of Counsel to be filed by amendment.

(j) Consent of independent registered public accounting firm to be filed by amendment.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

(n)      Not applicable.

(o)      Not applicable.

(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.

(p)(2) Code of Ethics of BISYS Fund Services Limited Partnership is filed herewith.

(p)(3)   Code of Ethics of Trusco Capital Management, Inc. is filed herewith.

ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of BISYS Group, Inc., which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the "Securities Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Variable Trust. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
David Eidson                                           SunTrust Banks, Inc.              Senior Vice President
Chairman & Chief Executive Officer                        SunTrust Bank                 Executive Vice President
                                                     SunTrust Capital Markets                 Board Member
                                                      First Mercantile Trust                  Board Member
                                               Zevenbergen Capital Investments LLC            Board Member
                                                       Lighthouse Partners                    Board Member

William H. Rogers                                      SunTrust Banks, Inc.             Executive Vice President
Director

Paul L. Robertson, III                                 SunTrust Banks, Inc.                  Vice President
Executive Vice President/Secretary/Treasurer              SunTrust Bank                      Vice President

Andrew J. Muldoon, III                                    SunTrust Bank                 Executive Vice President
Executive Vice President

Elizabeth G. Pola                                      Zevenbergen Capital                      Director
Executive Vice President                                 Investments LLC

Robert J. Rhodes                                          SunTrust Bank                         Officer
Executive Vice President

Christina Seix                                            SunTrust Bank                      Vice President
Executive Vice President

John Talty                                                SunTrust Bank                      Vice President
Executive Vice President

David C. Anderson                                         SunTrust Bank                      Vice President
Director

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Seth L. Antiles                                    SunTrust Bank                  Officer
Vice President

Charles B. Arrington                               SunTrust Bank                  Officer
Director

Andrew S. Atkins                                         --                          --
Vice President

Frances J. Aylor                                         --                          --
Director

Brett L. Barner                                    SunTrust Bank                  Officer
Managing Director

Richard M. Bemis                                   SunTrust Bank               Vice President
Director

Glen H. Blackston III                                    --                          --
Director

Gordon R. Boardway                                       --                          --
Vice President

Matthew R. Boden                                         --                          --
Vice President

Noel Crissman Boggan                               SunTrust Bank                  Officer
Vice President

Robert S. Bowman                                   SunTrust Bank                  Officer
Managing Director

John C. Brennan                                          --                          --
Vice President

Casey C. Brogdon                                   SunTrust Bank                  Officer
Managing Director

George E. Calvert, Jr.                             SunTrust Bank                  Officer
Vice President

Matthew B. Carney                                        --                          --
Vice President

Christopher D. Carter                              SunTrust Bank               Vice President
Vice President

Carlos J. Catoya                                         --                          --
Vice President

Benjamin M. Clark                                  SunTrust Bank               Vice President
Vice President

Shane Coldren                                      SunTrust Bank                  Officer
Managing Director

Robert W. Corner                                   SunTrust Bank                  Officer
Managing Director

Scott E. Craig                                           --                          --
Vice President

Stacy L. Culver                                          --                          --
Vice President

William R. Davis                                         --                          --
Vice President

J. Chadwick Deakins                                SunTrust Bank                  Officer
Managing Director

Robin C. Divers                                          --                          --
Vice President

Colleen H. Doremus                                       --                          --
Vice President

Louis Joseph Douglass, IV                                --                          --

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Vice President

Martin J. Duffy                                    SunTrust Bank                  Officer
Vice President

Mary J. Durkin                                     SunTrust Bank                  Officer
Vice President

Todd C. Early                                            --                          --
Vice President

Rebecca G. Ehrhart                                       --                          --
Vice President

Bob M. Farmer                                      SunTrust Bank               Vice President
Managing Director

Douglas J. Farmer                                        --                          --
Vice President

Robert N. Felice                                         --                          --
Managing Director

James A. Fitzpatrick                                     --                          --
Vice President

John B. Floyd                                      SunTrust Bank                  Officer
Managing Director

James P. Foster                                    SunTrust Bank                  Officer
Managing Director

Laura B. Friend                                          --                          --
Director

Kirsten M. Fuller                                  SunTrust Bank                  Officer
Vice President

Elena Fyodorova                                          --                          --
Vice President

Michelle Gallo                                           --                          --
Vice President

Alan M. Gayle                                            --                          --
Managing Director

Eunice Gillespie                                   SunTrust Bank               Vice President
Director

Scott B. Goldberg                                  SunTrust Bank               Vice President
Vice President

George Goudelias                                   SunTrust Bank               Vice President
Managing Director

Christopher D. Guinther                                  --                          --
Managing Director

Gregory E. Hallman                                       --                          --
Vice President

Neil L. Halpert                                          --                          --
Vice President

Melvin E. Hamilton                                 SunTrust Bank               Vice President
Managing Director

Michael Todd Hill                                  SunTrust Bank                  Officer
Director

Michael J. Honsharuk                               SunTrust Bank                  Officer
Vice President

Debra M. Hooper                                    SunTrust Bank               Vice President
Vice President

Deborah A. Hopkins                                       --                          --
Vice President

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Christopher A. Jones                                     --                          --
Managing Director

Christine Y. Keefe                                 SunTrust Bank               Vice President
Director

Nathaniel J. King                                        --                          --
Vice President

Michael Kirkpatrick                                      --                          --
Vice President

James E. Kofron                                    SunTrust Bank                  Officer
Director

Raymond A. Kramer                                        --                          --
Vice President

Kenneth Kresch                                           --                          --
Vice President

Deborah A. Lamb                                 SunTrust Banks, Inc.              Officer
Managing Director                                  SunTrust Bank                  Officer

Wayne G. Larochelle                                SunTrust Bank               Vice President
Managing Director

Gerard Leen                                              --                          --
Vice President

Charles B. Leonard                                 SunTrust Bank                  Officer
Managing Director

Carla Leslie                                             --                          --
Managing Director

Biron O. Lim                                             --                          --
Vice President

Tina Y. Long                                             --                          --
Vice President

William J. Longan                                  SunTrust Bank                  Officer
Vice President

J. Randy Loving                                          --                          --
Vice President

Scott F. Luxton                                    SunTrust Bank                  Officer
Vice President

Kimberly C. Maichle                                SunTrust Bank                  Officer
Director

James B. Mallory                                   SunTrust Bank               Vice President
Vice President

Jennifer Love Mann                                 SunTrust Bank               Vice President
Vice President

Jeffrey E. Markunas                                SunTrust Bank                  Officer
Managing Director

Patrick K. Mason                                   SunTrust Bank               Vice President
Vice President

Michael L. McEachern                                     --                          --
Managing Director

Andrew S. McGhee                                         --                          --
Managing Director

Steven McGinty                                           --                          --
Vice President

Evan B. Melcher                                    SunTrust Bank                  Officer
Director

Thomas A. Meyers                                         --                          --

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Managing Director

R. Douglas Mitchell                                SunTrust Bank                  Officer
Vice President

Sharon E. Moran                                          --                          --
Vice President

Stephen J. Murrin                                        --                          --
Vice President

Blake E. Myton                                     SunTrust Bank                  Officer
Vice President

Timothy James Nash                                 SunTrust Bank                  Officer
Vice President

Robert H. Neinken                                  SunTrust Bank               Vice President
Managing Director

Harold F. Nelson                                   SunTrust Bank                  Officer
Managing Director

Brian M. Nold                                            --                          --
Vice President

Brian P. O'Connell                                       --                          --
Director

Thomas J. O'Neil                                         --                          --
Vice President

Cynthia A. Panebianco                                    --                          --
Vice President

Patrick A. Paparelli                            SunTrust Banks, Inc.           Vice President
Managing Director                                  SunTrust Bank               Vice President

Sheri L. Paquette                                  SunTrust Bank                  Officer
Director

Ty E. Parrish                                      SunTrust Bank               Vice President
Director

Ashi Parikh                                              --                          --
Executive Vice President

Ronnie G. Pennell                                  SunTrust Bank                  Officer
Vice President

Elliott A. Perny                                   SunTrust Bank                  Officer
Managing Director

Gregory S. Peters                                        --                          --
Vice President

James M. Phebus Jr.                                SunTrust Bank                  Officer
Director

Gregory L. Phillips                                      --                          --
Director

Gary A. Plourde                                    SunTrust Bank               Vice President
Managing Director

Charles L. Pooge                                         --                          --
Vice President

Sean D. Porrello                                         --                          --
Vice President

Raymond A. Prophater                                     --                          --
Vice President

Curtis A. Pryor                                          --                          --
Vice President

Joe E. Ransom                                      SunTrust Bank                  Officer
Managing Director

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
David W. Reidy                                           --                          --
Vice President

Kristin Hildebrand Ribic                                 --                          --
Vice President

Mills A. Riddick                                   SunTrust Bank                  Officer
Managing Director

Dina E. Romeo                                            --                          --
Vice President

Josie C. Rosson                                          --                          --
Managing Director

Michael C. Sahakian                                SunTrust Bank                  Officer
Director

James L. Savage                                    SunTrust Bank                  Officer
Director

Diane F. Schmidt                                         --                          --
Vice President

Marc H. Schneidau                                  SunTrust Bank                  Officer
Managing Director

Ronald H. Schwartz                                 SunTrust Bank                  Officer
Managing Director

Michael G. Sebesta                                 SunTrust Bank                  Officer
Managing Director

Dusty L. Self                                      SunTrust Bank                  Officer
Director

Robert I. Sherman                                  SunTrust Bank                  Officer
Managing Director

Julia R. Short                                           --                          --
Managing Director

Robin J. Shulman                                   SunTrust Bank                  Officer
Managing Director

Atul Sibal                                               --                          --
Vice President

George D. Smith, Jr.                               SunTrust Bank                  Officer
Managing Director

Stephen Smith                                            --                          --
Vice President

E. Dean Speer                                      SunTrust Bank                  Officer
Director

Ellen E. Spong                                     SunTrust Bank               Vice President
Managing Director

Jeffrey P. St. Amand                                     --                          --
Director

Celia S. Stanley                                         --                          --
Vice President

John H. Stebbins                                SunTrust Banks, Inc.           Vice President
Managing Director                                  SunTrust Bank               Vice President

Chad K. Stephens                                   SunTrust Bank                  Officer
Vice President

Eric D. Storch                                           --                          --
Managing Director

E. Sonny Surkin                                    SunTrust Bank                  Officer
Director

William F. Tarry                                   SunTrust Bank                  Officer

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Vice President

Parker W. Thomas Jr.                               SunTrust Bank                  Officer
Vice President

J. Maurice Thomas                                  SunTrust Bank               Vice President
Vice President

Merlin W. Tolstyk                                        --                          --
Vice President

Perry A. Troisi                                          --                          --
Managing Director

William A. Turner                                        --                          --
Director

Stuart F. Van Arsdale                              SunTrust Bank                  Officer
Managing Director

David Walley                                       SunTrust Bank                  Officer
Vice President

David M. Walrod                                          --                          --
Vice President

Francis P. Walsh                                         --                          --
Director

Joseph P. Walsh                                    SunTrust Bank               Vice President
Vice President

Angela V. Watterson                                      --                          --
Vice President

George M. Way                                      SunTrust Bank               Vice President
Director

Adrien D. Webb                                           --                          --
Managing Director

Gregory W. Webster                                       --                          --
Vice President

Darren C. Weems                                          --                          --
Vice President

Matthew H. Welden                                        --                          --
Vice President

Ellen Welsh                                              --                          --
Managing Director

Elizabeth Wilson                                         --                          --
Managing Director

William L. Wilson, Jr.                             SunTrust Bank                  Officer
Director

Tom J. Winters                                           --                          --
Managing Director

Donald A. Wordell                                  SunTrust Bank                  Officer
Director

Natalie A. Wright                                        --                          --
Vice President

Stephen M. Yarbrough                            SunTrust Banks, Inc.           Vice President
Managing Director

Joseph P. Yarusinski                                     --                          --
Vice President

Steven M. Yates                                    SunTrust Bank                  Officer
Managing Director

Jay A. Young                                             --                          --
Vice President

NAME                                           NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                           ---------------------   -----------------------------
Jonathan M.Yozzo                                         --                          --
Vice President

Scott Yuschak                                            --                          --
Vice President

Sam J. Zona                                              --                          --
Managing Director

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
The Eureka Funds
First Focus Funds, Inc.
Capital One Funds
Giant 5 Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
The Blue Fund Group
Vintage Mutual Funds, Inc.

BISYS is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street. 15TH Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219. The business address of Messrs. Dobin and Rose is 100 Summer Street, Boston, Massachusetts 02110.

NAME             POSITION AND OFFICE WITH UNDERWRITER   POSITION AND OFFICE WITH REGISTRANT
----             ------------------------------------   -----------------------------------
Bryan K. Bey            President and Director                         None
Elliott Dobin                 Secretary                                None
Andrew H. Byer         Chief Compliance Officer                        None
Wayne A. Rose     Assistant Chief Compliance Officer                   None
James E. Pike     Financial and Operations Principal                   None

(c)  Not Applicable

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

     SunTrust Bank
     303 Peachtree Street, N.E.
     Atlanta, GA 30308

     Brown Brothers Harriman & Co.
     40 Water Street
     Boston, MA 02109
     (International Equity Fund)

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

     Trusco Capital Management, Inc.
     10 Mountain View Road
     Suite C-200
     Upper Saddle River, New Jersey 07458

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Variable Trust (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 033-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, Ohio as of the 6th day of March, 2007.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and as of the dates indicated.





/s/ Jeffrey M. Biggar*                  Trustee                March 6, 2007
-------------------------------------
Jeffrey M. Biggar


/s/ F. Wendell Gooch*                   Trustee                March 6, 2007
-------------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                   Trustee                March 6, 2007
-------------------------------------
James O. Robbins


/s/ Clarence H. Ridley*                 Trustee                March 6, 2007
-------------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee                March 6, 2007
-------------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee                March 6, 2007
-------------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee                March 6, 2007
-------------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*                 Trustee                March 6, 2007
-------------------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young                    President              March 6, 2007
-------------------------------------
R. Jeffrey Young


/s/ Joel B. Engle                       Treasurer & Chief      March 6, 2007
-------------------------------------   Financial Officer
Joel Engle



* By: /s/ Cynthia Surprise
      -------------------------------
      Cynthia Surprise,
      pursuant to the powers of
      attorney filed herewith

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow                  /s/ Jeffrey M. Biggar
-------------------------------------   ----------------------------------------
Charles D. Winslow, Trustee             Jeffrey M. Biggar, Trustee

EXHIBIT INDEX

NUMBER   EXHIBIT
------   -------
(d)(4)   Expense Limitation Agreement
(h)(3)   Amendment to Master Services Agreement
(h)(6)   Amended and Restated Participation Agreement
(h)(9)   Compliance Services Agreement
(p)(2)   Code of Ethics of BISYS Fund Services Limited Partnership
(p)(3)   Code of Ethics of Trusco Capital Management, Inc.